Fair value measurement of financial instruments - Disclosure of recurring fair value measurements of the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Purchase	¥ 37,281	¥ 1,829
Sell	(1,714)	(318,416)
Included in earnings	(23,154)	(4,503)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Beginning balance	1,735,333	¥ 1,685,146	¥ 1,685,146
Purchase			20,001
Sell			(1,714)
Included in earnings			39,021
Foreign exchange effect			(7,121)
Ending balance			¥ 1,735,333
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Purchase	17,280
Ending balance	¥ 17,280